Segments - Summary of long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Segment
Long-lived assets	$ 1,931	$ 1,113
PRC
Segment
Long-lived assets	1,230	671
Hong Kong
Segment
Long-lived assets	$ 701	$ 442